Schedule of Equipment (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Equipment, gross	$ 1,460,375	$ 920,571
Less accumulated depreciation	(513,714)	(369,367)
Equipment, net	$ 946,661	$ 551,204